Shareholder Report, Holdings (Details)	Dec. 31, 2024
Columbia Variable Portfolio – Income Opportunities Fund Class 1 | NextEra Energy Partners LP06/15/2026 2.500% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Columbia Variable Portfolio – Income Opportunities Fund Class 1 | Picard Midco, Inc.03/31/2029 6.500% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Columbia Variable Portfolio – Income Opportunities Fund Class 1 | NuStar Logistics LP04/28/2027 5.625% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Columbia Variable Portfolio – Income Opportunities Fund Class 1 | H&E Equipment Services, Inc.12/15/2028 3.875% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Columbia Variable Portfolio – Income Opportunities Fund Class 1 | CCO Holdings LLC/Capital Corp.03/01/2030 4.750% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Columbia Variable Portfolio – Income Opportunities Fund Class 1 | Colgate Energy Partners III LLC07/01/2029 5.875% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Columbia Variable Portfolio – Income Opportunities Fund Class 1 | American Airlines, Inc./AAdvantage Loyalty IP Ltd.04/20/2029 5.750% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Variable Portfolio – Income Opportunities Fund Class 1 | Carnival Corp.08/01/2028 4.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Variable Portfolio – Income Opportunities Fund Class 1 | Mozart Debt Merger Sub, Inc.10/01/2029 5.250% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Variable Portfolio – Income Opportunities Fund Class 1 | ZoomInfo Technologies LLC/Finance Corp.02/01/2029 3.875% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Variable Portfolio – Income Opportunities Fund Class 1 | BBB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia Variable Portfolio – Income Opportunities Fund Class 1 | BB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	56.60%
Columbia Variable Portfolio – Income Opportunities Fund Class 1 | B rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.40%
Columbia Variable Portfolio – Income Opportunities Fund Class 1 | CCC rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Variable Portfolio – Income Opportunities Fund Class 1 | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Columbia Variable Portfolio – Income Opportunities Fund Class 1 | Corporate Bonds Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	95.20%
Columbia Variable Portfolio – Income Opportunities Fund Class 1 | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Variable Portfolio – Income Opportunities Fund Class 1 | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Columbia Variable Portfolio – Income Opportunities Fund Class 2 | NextEra Energy Partners LP06/15/2026 2.500% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Columbia Variable Portfolio – Income Opportunities Fund Class 2 | Picard Midco, Inc.03/31/2029 6.500% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Columbia Variable Portfolio – Income Opportunities Fund Class 2 | NuStar Logistics LP04/28/2027 5.625% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Columbia Variable Portfolio – Income Opportunities Fund Class 2 | H&E Equipment Services, Inc.12/15/2028 3.875% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Columbia Variable Portfolio – Income Opportunities Fund Class 2 | CCO Holdings LLC/Capital Corp.03/01/2030 4.750% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Columbia Variable Portfolio – Income Opportunities Fund Class 2 | Colgate Energy Partners III LLC07/01/2029 5.875% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Columbia Variable Portfolio – Income Opportunities Fund Class 2 | American Airlines, Inc./AAdvantage Loyalty IP Ltd.04/20/2029 5.750% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Variable Portfolio – Income Opportunities Fund Class 2 | Carnival Corp.08/01/2028 4.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Variable Portfolio – Income Opportunities Fund Class 2 | Mozart Debt Merger Sub, Inc.10/01/2029 5.250% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Variable Portfolio – Income Opportunities Fund Class 2 | ZoomInfo Technologies LLC/Finance Corp.02/01/2029 3.875% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Variable Portfolio – Income Opportunities Fund Class 2 | BBB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia Variable Portfolio – Income Opportunities Fund Class 2 | BB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	56.60%
Columbia Variable Portfolio – Income Opportunities Fund Class 2 | B rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.40%
Columbia Variable Portfolio – Income Opportunities Fund Class 2 | CCC rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Variable Portfolio – Income Opportunities Fund Class 2 | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Columbia Variable Portfolio – Income Opportunities Fund Class 2 | Corporate Bonds Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	95.20%
Columbia Variable Portfolio – Income Opportunities Fund Class 2 | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Variable Portfolio – Income Opportunities Fund Class 2 | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Columbia Variable Portfolio – Income Opportunities Fund Class 3 | NextEra Energy Partners LP06/15/2026 2.500% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Columbia Variable Portfolio – Income Opportunities Fund Class 3 | Picard Midco, Inc.03/31/2029 6.500% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Columbia Variable Portfolio – Income Opportunities Fund Class 3 | NuStar Logistics LP04/28/2027 5.625% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Columbia Variable Portfolio – Income Opportunities Fund Class 3 | H&E Equipment Services, Inc.12/15/2028 3.875% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Columbia Variable Portfolio – Income Opportunities Fund Class 3 | CCO Holdings LLC/Capital Corp.03/01/2030 4.750% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Columbia Variable Portfolio – Income Opportunities Fund Class 3 | Colgate Energy Partners III LLC07/01/2029 5.875% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Columbia Variable Portfolio – Income Opportunities Fund Class 3 | American Airlines, Inc./AAdvantage Loyalty IP Ltd.04/20/2029 5.750% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Variable Portfolio – Income Opportunities Fund Class 3 | Carnival Corp.08/01/2028 4.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Variable Portfolio – Income Opportunities Fund Class 3 | Mozart Debt Merger Sub, Inc.10/01/2029 5.250% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Variable Portfolio – Income Opportunities Fund Class 3 | ZoomInfo Technologies LLC/Finance Corp.02/01/2029 3.875% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Variable Portfolio – Income Opportunities Fund Class 3 | BBB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia Variable Portfolio – Income Opportunities Fund Class 3 | BB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	56.60%
Columbia Variable Portfolio – Income Opportunities Fund Class 3 | B rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.40%
Columbia Variable Portfolio – Income Opportunities Fund Class 3 | CCC rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Variable Portfolio – Income Opportunities Fund Class 3 | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Columbia Variable Portfolio – Income Opportunities Fund Class 3 | Corporate Bonds Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	95.20%
Columbia Variable Portfolio – Income Opportunities Fund Class 3 | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Variable Portfolio – Income Opportunities Fund Class 3 | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%